10-Q Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) yr	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) yr segment	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 21, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recapitalization exchange ratio							0.2022
Restricted cash	$ 114,000		$ 114,000		$ 0
Deferred offering costs	0		0		2,739,000	$ 0
Income taxes, accruals for interest and penalties	0		0		0	0
Income taxes, interest or penalties expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Number of operating segments | segment			1
Risk-free interest rate
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, measurement input					0.042	0.043
Measurement Input, Expected Dividend Rate
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, measurement input	0		0
Volatility rate
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, measurement input					0.840	0.700
Measurement Input, Exercise Price
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, measurement input	10.64		10.64
Minimum | Risk-free interest rate
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, measurement input	0.044		0.044
Minimum | Measurement Input, Expected Term
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, measurement input | yr	3.6		3.6
Minimum | Volatility rate
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, measurement input	1.030		1.030
Maximum | Risk-free interest rate
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, measurement input	0.043		0.043
Maximum | Measurement Input, Expected Term
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, measurement input | yr	4.1		4.1
Maximum | Volatility rate
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, measurement input	1.040		1.040